STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.7%
Australia - 5.5%
Aurizon Holdings	128,700		362,134
BHP Group	21,170		785,969
National Australia Bank	44,520		929,741
Suncorp Group	54,600		470,158
Wesfarmers	66,170		2,832,610
Westpac Banking	4,910		100,154
			5,480,766
Brazil - .6%
Vale	26,330		564,925
Canada - 8.3%
Canadian Natural Resources	21,620		748,973
Manulife Financial	42,740		892,974
Royal Bank of Canada	28,580		2,971,913
Shopify, Cl. A	690	[a]	858,135
The Toronto-Dominion Bank	38,870		2,801,549
			8,273,544
China - 9.9%
Alibaba Group Holding, ADR	6,650	[a]	1,422,834
Bank of China, Cl. H	1,722,800		652,635
Fuyao Glass Industry Group, Cl. H	52,850	[a,b]	332,317
Guangzhou R&F Properties, Cl. H	885,170		1,195,297
Industrial & Commercial Bank of China, Cl. H	470,740		309,342
KWG Group Holdings	232,950		354,787
Lenovo Group	344,130		414,593
Sinotruk Hong Kong	52,440		122,976
Tencent Holdings	19,100		1,523,393
TravelSky Technology, Cl. H	139,010		300,198
Xinyi Solar Holdings	306,090		543,483
Zhejiang Expressway, Cl. H	1,071,400		947,030
Zijin Mining Group, Cl. H	1,116,630		1,729,425
			9,848,310
Czech Republic - 1.2%
CEZ	40,160	[a]	1,200,213
Finland - 3.3%
Fortum	65,430		1,890,990
Nordea Bank	41,540	[a]	451,409
Sampo, Cl. A	19,010		905,015
			3,247,414

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
France - 5.0%
AXA	87,030		2,420,266
Credit Agricole	10,840		162,618
Eutelsat Communications	13,050		164,390
Sanofi	7,624		817,772
TotalEnergies	23,400		1,081,624
Unibail-Rodamco-Westfield	3,610		317,708
			4,964,378
Germany - 4.3%
Allianz	2,990		793,950
Bayer	8,619		549,065
Deutsche Post	12,940		879,717
Deutsche Telekom	14,150		294,788
HOCHTIEF	1,400		118,140
METRO	86,170		1,119,102
SAP	3,630		502,508
			4,257,270
Greece - 1.2%
OPAP	78,730	[a]	1,238,494
Hong Kong - 2.2%
Nine Dragons Paper Holdings	465,950		736,068
PCCW	856,680	[c]	473,548
Yue Yuen Industrial Holdings	376,190	[a]	981,568
			2,191,184
Italy - 1.4%
Eni	104,310		1,283,965
Recordati Industria Chimica E Farmaceutica	2,510		140,155
			1,424,120
Japan - 14.4%
Aozora Bank	23,210		533,575
Canon	37,180		887,737
Denso	15,270		1,048,401
Honda Motor	20,780		656,121
ITOCHU	100,340		3,038,474
Mitsubishi	28,480		782,043
Mitsui & Co.	34,960		777,755
MS&AD Insurance Group Holdings	32,430		997,097
Nintendo	990		612,649
Otsuka	16,590		898,716
Sumitomo	36,040		512,537
Takeda Pharmaceutical	52,520		1,799,839
Tokyo Electron	3,470		1,525,618
Toyota Motor	3,400		282,779
			14,353,341

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Luxembourg - .6%
RTL Group	10,668		634,844
Macau - .1%
Sands China	21,910		100,362
Malaysia - .5%
British American Tobacco Malaysia	34,260		130,956
Top Glove	301,660		378,033
			508,989
Mexico - .3%
Grupo Mexico, Ser. B	57,440		275,694
Netherlands - 1.5%
ASML Holding	1,050		700,647
NN Group	6,880		349,855
Royal Dutch Shell, Cl. A	23,350		445,894
Royal Dutch Shell, Cl. B	191		3,479
			1,499,875
New Zealand - 1.9%
Spark New Zealand	570,230		1,856,770
Portugal - .1%
Galp Energia	5,760		71,505
Russia - 3.8%
Novolipetsk Steel	357,860		1,287,064
Severstal	105,114		2,520,037
			3,807,101
Singapore - 2.2%
Ascendas Real Estate Investment Trust	437,930		963,612
DBS Group Holdings	19,321		444,273
Singapore Telecommunications	432,500		791,418
			2,199,303
South Africa - 1.0%
Kumba Iron Ore	16,520		736,680
MTN Group	23,530	[a]	173,095
Resilient REIT	13,234		47,064
			956,839
South Korea - 2.1%
KT&G	14,850		1,114,449
Samsung Electronics	13,360		964,297
			2,078,746
Spain - 1.5%
ACS Actividades de Construccion y Servicios	34,240		1,056,375
Telefonica	80,110		393,935
			1,450,310
Sweden - .5%
Telia	122,030		542,248

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 95.7% (continued)
Switzerland - 5.5%
Nestle		10,860		1,336,523
Novartis		12,220		1,072,154
Partners Group Holding		190		287,271
Roche Holding		3,261		1,133,646
Zurich Insurance Group		4,005		1,686,152
				5,515,746
Taiwan - 6.6%
Asustek Computer		136,430	[a]	1,925,428
Globalwafers		32,940		948,759
Taiwan Cement		601,277	[a]	1,096,758
Taiwan Semiconductor Manufacturing		111,000		2,388,818
Uni-President Enterprises		4,260	[a]	11,180
United Microelectronics		91,260	[a]	172,384
				6,543,327
Thailand - .0%
BTS Group Holdings		58,500		16,848
Turkey - .4%
Ford Otomotiv Sanayi		21,938		440,514
United Arab Emirates - .5%
Dubai Islamic Bank		417,938		549,567
United Kingdom - 9.3%
AstraZeneca		2,814		321,316
BP		353,200		1,534,558
British American Tobacco		33,670		1,296,347
GlaxoSmithKline		92,666		1,767,716
Imperial Brands		99,820		2,266,553
Legal & General Group		130,000		524,504
Persimmon		8,700	[a]	390,153
Rio Tinto		2,140		184,163
SSE		42,640		933,104
				9,218,414
Total Common Stocks (cost $72,340,923)				95,310,961

Exchange-Traded Funds - 1.5%
United States - 1.5%
iShares MSCI EAFE ETF (cost $1,437,398)		17,800		1,438,774
	Preferred Dividend Yield (%)
Preferred Stocks - .4%
Brazil - .1%
Gerdau	2.83	17,280		108,222

Description	Preferred Dividend Yield (%)	Shares		Value ($)
Preferred Stocks - .4% (continued)
South Korea - .3%
Samsung Electronics	4.06	4,250		275,128
Total Preferred Stocks (cost $396,311)				383,350
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $565,593)	0.04	565,593	[d]	565,593

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $413,000)	0.01	413,000	[d]	413,000
Total Investments (cost $75,153,225)		98.6%		98,111,678
Cash and Receivables (Net)		1.4%		1,439,673
Net Assets		100.0%		99,551,351

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $332,317 or .33% of net assets.

c Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $386,940 and the value of the collateral was $413,000.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	95,310,961	-	-	95,310,961
Equity Securities—Preferred Stocks	383,350	-	-	383,350
Exchabge-Traded Funds	1,438,774	-	-	1,438,774
Investment Companies	978,593	-	-	978,593
Other Financial Instruments:
Forward Foreign Currency Exhange Contracts††	-	133	-	133
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exhange Contracts††	-	(286)	-	(286)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Equity Income Fund

May 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs
United States Dollar	294,232	Euro	241,158	6/1/2021	130
Morgan Stanley
British Pound	330,993	United States Dollar	470,016	6/1/2021	(286)
UBS Securities
United States Dollar	273,943	Hong Kong Dollar	2,126,002	6/1/2021	3
Gross Unrealized Appreciation					133
Gross Unrealized Depreciation					(286)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2021, accumulated net unrealized appreciation on investments was $22,958,453, consisting of $25,923,361 gross unrealized appreciation and $2,964,908 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.